Financial risk management and fair value estimates (Details) - Market Risk [Member] - Agricultural Business [Member] - USD - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (31,251)	$ (25,396)
Argentine Peso [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	(31,328)	(25,618)
Brazilian Reais [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	180	332
Bolivian Peso [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (103)	$ (110)